SALES-TYPE LEASES (Tables)	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Schedule Of Capital Leases Net Investment In Sales Type Leases [Table Text Block]

The components of the net investment in sales-type leases are as follows as of September 30, 2012 and 2011. The implicit interest rate is 6.65% per annum.

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Future minimum lease payments receivable	1,502	1,449
Unguaranteed residual values	91	88
Unearned income	(50)	(117)
Net investment in sales-type leases	1,543	1,420
Less: current portion	1,210	724
Net investment in sales-type leases, less current portion	333	696

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

Future minimum lease payments to be received pursuant to sales-type leases during the following fiscal years are as follows:

	2013	2014	2015	Total
	US$(’000)	US$(’000)	US$(’000)	US$(’000)
Minimum lease payments receivable	751	501	250	1,502